Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Schedule of Finance Cost

For the years ended December 31,	2022	2021	2020
Interest Expense – Short-Term Borrowings and Long-Term Debt	478	557	392
Net Premium (Discount) on Redemption of Long-Term Debt (1)	(29)	121	(25)
Interest Expense – Lease Liabilities (Note 27)	163	171	87
Unwinding of Discount on Decommissioning Liabilities (Note 29)	176	199	57
Other	37	34	25
	825	1,082	536
Capitalized Interest	(5)	—	—
	820	1,082	536
(1)     Includes the premium or discount on redemption, net of transaction costs and the amortization of associated fair value adjustments.